Subsequent Events - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended						1 Months Ended			6 Months Ended	1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Restricted Stock	Dec. 31, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Jun. 28, 2013 Restricted Stock Series B common stock	Jan. 31, 2013 Performance Based Stock Options	Jul. 23, 2013 Subsequent Event	Jul. 30, 2013 Subsequent Event	Jun. 28, 2013 Subsequent Event Restricted Stock Series B common stock	Jan. 31, 2013 Subsequent Event Performance Based Stock Options	Jul. 23, 2013 Subsequent Event Maximum
Subsequent Event [Line Items]
Percentage of royalty of net proceeds received													20.00%
Proceeds received from license agreement																	$ 10,000,000
Service agreement													Under the service agreement, the Company will provide facilities and up to 10 percent of the services of certain employees to Spriaso for a period of up to 18 months.
Service agreement period																	18 months
Shares repurchased, shares											29,500				29,500
Shares repurchased, price per share											$ 1.80				$ 1.80
Unvested							310,250	341,550	346,950	385,500		3,262,948				3,262,948
Exercise price												$ 0.782				$ 0.782
Stock based compensation expense	118,180	33,915	598,486	79,948	127,488	1,334,729					16,437	421,950				421,950
Performance stock options, vesting terms descriptions												Additionally, the Company modified the vesting terms for its unvested performance stock options and unvested restricted stock to vest on the earlier of the first dosing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015.				Additionally, the Company modified the vesting terms for its unvested performance based stock options and unvested restricted stock to vest on the earlier of the first closing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015.
Proceeds from issuance and sale of stock														$ 38,000,000